Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Contract Liabilities [Abstract]
Unearned franchise fee	$ 118,277	$ 309,315
Customer advance for beauty products		16,609
Total	$ 118,277	$ 325,924